Average Annual Total Returns - FidelityDisruptiveETFs-ComboPRO - FidelityDisruptiveETFs-ComboPRO - Fidelity Disruptive Finance ETF	Sep. 28, 2024
Fidelity Disruptive Finance ETF | Return Before Taxes
Average Annual Return:
Past 1 year	14.98%
Since Inception	15.06%	[1]
Fidelity Disruptive Finance ETF | After Taxes on Distributions
Average Annual Return:
Past 1 year	14.75%
Since Inception	14.31%	[1]
Fidelity Disruptive Finance ETF | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	9.00%
Since Inception	11.85%	[1]
MS159
Average Annual Return:
Past 1 year	22.65%
Since Inception	14.87%
IXXIL
Average Annual Return:
Past 1 year	15.08%
Since Inception	14.97%

[1]	A From April 16, 2020 .